Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Reconciliation of cash, cash equivalents and restricted cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets to the same total reported in the consolidated statements of cash flows (in thousands):

	December 31,	December 31,
	2024	2023
Cash and cash equivalents	$693	$4,459
Restricted cash	100	100
Total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows	$793	$4,559

Schedule of anti-dilutive securities

	December 31,
	2024	2023
Stock options	5	9
Unvested restricted stock units	1	1
Convertible preferred stock	10	10
Warrants	3,261	10,757